Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	Feb. 07, 2012
Assets:
Current assets	$ 751,706
Property, plant and equipment	1,223,448
Goodwill	1,922,277
Intangible and other long-term assets	370,377
Liabilities:
Current liabilities	236,986
Deferred income taxes	435,904
Other long-term liabilities	4,125
Net asset acquired	$ 3,590,793